Other Operating Income - Additional Information (Detail) - EcoEnergy Division [member] ₨ in Millions	12 Months Ended
Mar. 31, 2017 INR (₨)
Disclosure of other operating income [line items]
Consideration on sale	₨ 4,670
Other operating income	₨ 4,082